Note 5 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Jun. 30, 2021 USD ($)
2022	$ 11,576,165
2023	17,924,732
2024	4,576,163
2025	3,876,729
2026	3,520,595
Thereafter	17,815,616
Total	$ 59,290,000